Financial instruments - Summary of the contractual maturities of financial liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 31,173	$ 25,830
Convertible unsecured senior notes including interest	70,725	74,131
Long-term obligations	8,500
Financial liabilities	110,398	99,961
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	31,173	25,830
Convertible unsecured senior notes including interest	50,741	49,233
Long-term obligations	7,987
Financial liabilities	89,901	75,063
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	31,173	25,830
Convertible unsecured senior notes including interest	3,306	3,406
Long-term obligations	3,500
Financial liabilities	37,979	29,236
From 1 to 2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible unsecured senior notes including interest	6,613	6,613
Long-term obligations	5,000
Financial liabilities	11,613	6,613
More than 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible unsecured senior notes including interest	60,806	64,112
Financial liabilities	$ 60,806	$ 64,112